Schedule of variations in quantity of options (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 BRL (R$) $ / shares	Dec. 31, 2020 BRL (R$)
IfrsStatementLineItems [Line Items]
Share options granted	R$ 6,008,258,000	R$ 6,008,258,000
Weighted average price of the balance of grants | $ / shares		R$ 8.10
Balance at the beginning of the period	R$ 316,834,000
Granted in the period | shares
Exercised in the period | shares	(204,282,000)
Exercised during the year | shares
Falling due in the period | shares
[custom:ShareBaseOptionsOutstanding-2]	R$ 112,552,000
Date of grant	Total
Balance at the beginning of the period	R$ 1,683,543,000	R$ 1,683,543,000
Transferred during the year, volume vested	(601,476,000)
Transferred during the year, performance change	(172,599,000)
Transferred during the year, additional dividends	(54,435,000)
Paid in cash, volume vested	(9,101,000)
Paid in cash, performance change	(2,305,000)
Paid in cash, additional dividends	(1,094,000)
Canceled during the year	(438,714,000)
Performance And Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Weighted average price of the balance of grants | $ / shares		R$ 12.96
Ranges Of Exercise Prices For Outstanding Share Options 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 3,922,204,000	R$ 3,922,204,000
ExpiryDateOfStockOptionProgram	Nov 2022	Nov 2022
Weighted average price of the balance of grants | $ / shares		R$ 8.10
Balance at the beginning of the period	R$ 295,063,000
Granted in the period | shares
Exercised in the period | shares	(182,511,000)
Exercised during the year | shares
Falling due in the period | shares
[custom:ShareBaseOptionsOutstanding-2]	R$ 112,552,000
Date of grant	2016 Grant
Ranges Of Exercise Prices For Outstanding Share Options 2 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 3,355,229,000	R$ 3,355,229,000
ExpiryDateOfStockOptionProgram	Oct 2021	Oct 2021
Weighted average price of the balance of grants | $ / shares		R$ 8.45
Balance at the beginning of the period	R$ 21,771,000
Granted in the period | shares
Exercised in the period | shares	(21,771,000)
Exercised during the year | shares
Falling due in the period | shares
[custom:ShareBaseOptionsOutstanding-2]	R$ 0
Date of grant	2015 Grant
Ranges Of Exercise Prices For Outstanding Share Options 3 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 1,687,686,000	R$ 1,687,686,000
ExpiryDateOfStockOptionProgram	Sep 2020	Sep 2020
Weighted average price of the balance of grants | $ / shares		R$ 13.42
Granted in the period | shares
Exercised in the period | shares
Exercised during the year | shares
Falling due in the period | shares
Ranges Of Exercise Prices For Outstanding Share Options 34 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 3,072,418,000	R$ 3,072,418,000
ExpiryDateOfStockOptionProgram	July 2019	July 2019
Weighted average price of the balance of grants | $ / shares		R$ 8.13
Granted in the period | shares
Date of grant	2014 Grant
Ranges Of Exercise Prices For Outstanding Share Options 4 [Member]
IfrsStatementLineItems [Line Items]
Exercised in the period | shares
Exercised during the year | shares
Falling due in the period | shares
Ranges Of Exercise Prices For Outstanding Share Options 5 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 2,661,752,000	R$ 2,661,752,000
ExpiryDateOfStockOptionProgram	Sep 2018	Sep 2018
Weighted average price of the balance of grants | $ / shares		R$ 8.96
Granted in the period | shares
Falling due in the period | shares
Date of grant	2012 Grant
Ranges Of Exercise Prices For Outstanding Share Options 6 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 2,833,595,000	R$ 2,833,595,000
ExpiryDateOfStockOptionProgram	Aug 2017	Aug 2017
Weighted average price of the balance of grants | $ / shares		R$ 8.84
Granted in the period | shares
Date of grant	2011 Grant
Ranges Of Exercise Prices For Outstanding Share Options Zero 0 [Member]
IfrsStatementLineItems [Line Items]
ExpiryDateOfStockOptionProgram	May 2024	May 2024
Weighted average price of the balance of grants | $ / shares		R$ 12.95
Date of grant	2021-2023 Plan 2021 Grant(s)
Ranges Of Exercise Prices For Outstanding Share Options One 0 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 3,431,610,000	R$ 3,431,610,000
Granted in the period | shares	3,431,610,000
Balance at the beginning of the period	R$ 3,119,734,000	3,119,734,000
Transferred during the year, volume vested
Transferred during the year, performance change
Transferred during the year, additional dividends
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, additional dividends
Canceled during the year	(311,876,000)
Ranges Of Exercise Prices For Outstanding Share Options One 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 796,054,000	R$ 796,054,000
ExpiryDateOfStockOptionProgram	Apr 2023	Apr 2023
Weighted average price of the balance of grants | $ / shares		R$ 14.40
Granted in the period | shares
Date of grant	2018-2020 Plan 2020 Grant(s)
Balance at the beginning of the period	R$ 519,098	R$ 519,098	796,054
Transferred during the year, volume vested	(206,578)
Transferred during the year, performance change	(51,634)
Transferred during the year, additional dividends	(8,933)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, additional dividends
Canceled during the year	R$ (70,378)
Ranges Of Exercise Prices For Outstanding Share Options Two 2 [Member]
IfrsStatementLineItems [Line Items]
Date of grant	2018-2020 Plan 2019 Grant(s)
Ranges Of Exercise Prices For Outstanding Share Options Two 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 930,662,000	R$ 930,662,000
ExpiryDateOfStockOptionProgram	July 2022	July 2022
Weighted average price of the balance of grants | $ / shares		R$ 11.28
Granted in the period | shares
Balance at the beginning of the period	R$ 427,030	R$ 427,030	687,895
Transferred during the year, volume vested	(207,859)
Transferred during the year, performance change	(78,111)
Transferred during the year, additional dividends	(23,252)
Paid in cash, volume vested
Paid in cash, performance change
Paid in cash, additional dividends
Canceled during the year	R$ (53,006)
Ranges Of Exercise Prices For Outstanding Share Options Three 3 [Member]
IfrsStatementLineItems [Line Items]
Date of grant	2018-2020 Plan 2018 Grant*
Ranges Of Exercise Prices For Outstanding Share Options Three 1 [Member]
IfrsStatementLineItems [Line Items]
Share options granted	R$ 849,932,000	R$ 849,932,000
ExpiryDateOfStockOptionProgram	Apr 2021	Apr 2021
Weighted average price of the balance of grants | $ / shares		R$ 14.41
Granted in the period | shares
Balance at the beginning of the period			R$ 199,594
Transferred during the year, volume vested	(187,039)
Transferred during the year, performance change	(42,854)
Transferred during the year, additional dividends	(22,250)
Paid in cash, volume vested	(9,101)
Paid in cash, performance change	(2,305)
Paid in cash, additional dividends	(1,094)
Canceled during the year	R$ (3,454)
Ranges Of Exercise Prices For Outstanding Share Options 7 [Member]
IfrsStatementLineItems [Line Items]
Granted in the period | shares	3,431,610
Ranges Of Exercise Prices For Outstanding Share Options Three 7 [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the period	R$ 4,065,862,000	R$ 4,065,862,000